Assets under construction - Business segmentation and cash flow (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Assets under construction
Assets under construction	R 27,802	R 127,764
Current year additions	35,730	53,142	R 52,806
Adjustments for non-cash items	(1,186)	1,410	(171)
cash flow hedge accounting			1
movement in environmental provisions capitalised	(1,186)	(537)	(172)
movement in long-term debt		(13)
LCCP investment incentives		1,960
Per the statement of cash flows	34,544	54,552	R 52,635
Mining
Assets under construction
Assets under construction	2,530	2,268
Exploration and Production International
Assets under construction
Assets under construction	9,381	7,426
Energy
Assets under construction
Assets under construction	5,644	7,698
Base Chemicals
Assets under construction
Assets under construction	5,576	60,927
Performance Chemicals
Assets under construction
Assets under construction	4,090	48,764
Group Functions
Assets under construction
Assets under construction	R 581	R 681